Goodwill and Other Intangible Assets - Gross Carrying Value and Accumulated Amortization of Intangible Assets Other Than Goodwill (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Intangible Assets Excluding Goodwill [Line Items]
Gross Carrying Amount	$ 939	$ 939	$ 940
Accumulated Amortization	(670)	(654)	(590)
Net Carrying Amount	269	285	350	$ 636
Carrying value and accumulated amortization for each major class of intangible assets other than goodwill
Non-amortizing intangible assets	148	148	148	2,514
Total intangible assets other than goodwill	417	433	498	$ 3,150
Trademarks
Carrying value and accumulated amortization for each major class of intangible assets other than goodwill
Non-amortizing intangible assets	126	126	126
Licensing Agreements [Member]
Carrying value and accumulated amortization for each major class of intangible assets other than goodwill
Non-amortizing intangible assets	$ 22	$ 22	22
Customer relationships
Intangible Assets Excluding Goodwill [Line Items]
Weighted Average Remaining Useful Life (in years)	4 years 2 months	4 years 6 months
Gross Carrying Amount	$ 893	$ 893	894
Accumulated Amortization	(645)	(630)	(568)
Net Carrying Amount	$ 248	$ 263	326
Contract rights
Intangible Assets Excluding Goodwill [Line Items]
Weighted Average Remaining Useful Life (in years)	7 years 9 months	8 years
Gross Carrying Amount	$ 3	$ 3	3
Accumulated Amortization	(1)	(1)	(1)
Net Carrying Amount	$ 2	$ 2	2
Licensing Agreements [Member]
Intangible Assets Excluding Goodwill [Line Items]
Weighted Average Remaining Useful Life (in years)	7 years 3 months	7 years 6 months
Gross Carrying Amount	$ 43	$ 43	43
Accumulated Amortization	(24)	(23)	(21)
Net Carrying Amount	$ 19	$ 20	$ 22